Segments of Operations	12 Months Ended
Dec. 31, 2021
Segments Of Operations [Abstract]
SEGMENTS OF OPERATIONS

NOTE 14 - SEGMENTS OF OPERATIONS

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable operating segments. The Company manages its business primarily on a service basis. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. The Company’s reportable segments consist of the Nanox ARC, Radiology services division and AI solutions divisions. Each one is managed separately to better align with the Company’s customers and distribution partners and the unique market dynamics of each segment. Operating income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Operating loss for each segment excludes other income and expense and certain expenses managed outside the reportable segments. Costs excluded from segment operating income include various corporate expenses such as income taxes. The Company does not include intercompany transfers between segments for management reporting

The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies.” The Company evaluates the performance of its reportable operating segments based on net sales and operating loss.

	Year ended December 31, 2021
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$1,034	$270	$1,304
Segment operating loss	(56,875)	(530)	(4,153)	(61,558)
Financial income				288
Loss before taxes on income				(61,846)

Depreciation and amortization expenses	458	441	1,393	2,292
Stock based compensation	$18,433	$37	$336	$18,806

	Year ended December 31, 2020
	Nanox. ARC	Radiology Services	AI Solutions	Total

Segment operating loss	(43,923)	-	-	(43,923)
Financial expense				108
Loss before taxes on income				(43,815)

Depreciation	208	-	-	208
Stock based compensation	$24,781	$-	$-	$24,781

	Year ended December 31, 2019
	Nanox. ARC	Radiology Services	AI Solutions	Total

Segment operating loss	(22,571)	-	-	(22,571)
Financial income				8
Loss before taxes on income				(22,563)

Depreciation	53	-	-	53
Stock based compensation	$16,245	$-	$-	$16,245

For the year ended December 31, 2021, the Company’s revenues in the United States of America constitutes approximately 98% of the Company’s total revenue. For the year ended December 31, 2021 no individual customer exceeded 10% of our total revenue or total accounts receivables.

Property and Equipment by Geography

	Year Ended December 31
	2021	2020
Israel	3,381	2,065
South Korea	33,836	11,675
Unites States	22	-
Japan	196	280
	37,435	14,020